Post-Employment and Other Long-Term Employees Benefits - Pension Plan Asset Allocation (Detail)	Dec. 31, 2014	Dec. 31, 2013
Allocation of pension plan assets	100.00%	100.00%
Cash [Member]
Allocation of pension plan assets	3.00%	2.00%
Equity Securities [Member]
Allocation of pension plan assets	28.00%	34.00%
Bonds Securities Remunerating Interest [Member]
Allocation of pension plan assets	28.00%	25.00%
Real Estate [Member]
Allocation of pension plan assets	2.00%	2.00%
Investment in Funds [Member]
Allocation of pension plan assets	17.00%	14.00%
Other [Member]
Allocation of pension plan assets	22.00%	23.00%